Consolidating financial information - Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and balances at central banks	£ 98,337	£ 74,250	£ 79,404
Loans and advances to banks	30,251	30,138
Loans and advances to customers	349,919	351,950
Debt securities	78,933	72,522
Equity shares	450	703
Settlement balances	2,517	5,526
Derivatives	160,843	246,981
Intangible assets	6,543	6,480
Property, plant and equipment	4,602	4,590
Deferred tax	1,740	1,803
Prepayments, accrued income and other assets	3,726	3,700
Assets of disposal groups	195	13
Total assets	738,056	798,656	815,408
Liabilities
Deposits by banks	46,898	38,556
Customer accounts	398,036	380,968
Debt securities in issue	30,559	27,245
Settlement balances	2,844	3,645
Short positions	28,527	22,077
Derivatives	154,506	236,475
Provisions for liabilities and charges	7,757	12,836
Accruals and other liabilities	6,392	6,991
Retirement benefit liabilities	129	363
Deferred tax	583	662
Subordinated liabilities	12,722	19,419
Liabilities of disposal groups	10	15	2,980
Total liabilities	688,963	749,252	761,261
Non-controlling interests	763	795
Owners' equity	48,330	48,609
Total equity	49,093	49,404	£ 54,147
Total liabilities and equity	738,056	798,656
Inter segment/consolidation adjustments
Assets
Cash and balances at central banks	61,537
Loans and advances to banks	(10,713)	(167,412)
Loans and advances to customers	89,793	(27,304)
Debt securities	43,178	(11,586)
Equity shares	153	(937)
Investments in Group undertakings	(48,375)	(81,899)
Settlement balances	(61)	(828)
Derivatives	(4,426)	(11,180)
Intangible assets	6,012	5,393
Property, plant and equipment	1,376	(4)
Deferred tax	214	(129)
Prepayments, accrued income and other assets	760	(347)
Assets of disposal groups	(269,038)	(591)
Total assets	(129,590)	(296,824)
Liabilities
Deposits by banks	100,725	(152,606)
Customer accounts	57,853	(39,478)
Debt securities in issue	7,858	(2,402)
Settlement balances	(44)	(828)
Short positions	(232)	(104)
Derivatives	(4,165)	(11,180)
Provisions for liabilities and charges	2,046
Accruals and other liabilities	2,119	(136)
Retirement benefit liabilities	18	5
Deferred tax	(106)	(83)
Subordinated liabilities	8,268	(11,908)
Liabilities of disposal groups	(228,027)
Total liabilities	(53,687)	(218,720)
Non-controlling interests	632	312
Owners' equity	(76,535)	(78,416)
Total equity	(75,903)	(78,104)
Total liabilities and equity	(129,590)	(296,824)
RBSG plc
Assets
Loans and advances to banks	14,503	28,867
Loans and advances to customers	10,480	97
Debt securities	104	398
Equity shares	3
Investments in Group undertakings	47,559	44,608
Derivatives	163	373
Prepayments, accrued income and other assets	50	70
Total assets	72,862	74,413
Liabilities
Deposits by banks		944
Debt securities in issue	9,202	6,832
Derivatives	284	260
Provisions for liabilities and charges	127	875
Accruals and other liabilities	165	73
Deferred tax	146	44
Subordinated liabilities	7,977	10,668
Total liabilities	17,901	19,696
Owners' equity	54,961	54,717
Total equity	54,961	54,717
Total liabilities and equity	72,862	74,413
RBS plc
Assets
Cash and balances at central banks	93	70,615
Loans and advances to banks	18,814	39,018
Loans and advances to customers	45,658	160,191
Debt securities	27,334	67,669
Equity shares	50	298
Investments in Group undertakings	496	35,169
Settlement balances	1,640	4,707
Derivatives	162,005	251,476
Intangible assets		521
Property, plant and equipment	5	1,523
Deferred tax	165	272
Prepayments, accrued income and other assets	591	1,563
Assets of disposal groups	269,038	591
Total assets	525,889	633,613
Liabilities
Deposits by banks	18,304	139,288
Customer accounts	37,097	142,218
Debt securities in issue	12,362	18,881
Settlement balances	1,411	2,774
Short positions	26,207	17,590
Derivatives	155,098	240,898
Provisions for liabilities and charges	2,230	4,884
Accruals and other liabilities	479	3,269
Retirement benefit liabilities	52	65
Deferred tax	100
Subordinated liabilities		17,870
Liabilities of disposal groups	228,027
Total liabilities	481,367	587,737
Owners' equity	44,522	45,876
Total equity	44,522	45,876
Total liabilities and equity	525,889	633,613
Subsidiaries
Assets
Cash and balances at central banks	36,707	3,635
Loans and advances to banks	7,647	129,665
Loans and advances to customers	203,988	218,966
Debt securities	8,317	16,041
Equity shares	244	1,342
Investments in Group undertakings	320	2,122
Settlement balances	938	1,647
Derivatives	3,101	6,312
Intangible assets	531	566
Property, plant and equipment	3,221	3,071
Deferred tax	1,361	1,660
Prepayments, accrued income and other assets	2,325	2,414
Assets of disposal groups	195	13
Total assets	268,895	387,454
Liabilities
Deposits by banks	(72,131)	50,930
Customer accounts	303,086	278,228
Debt securities in issue	1,137	3,934
Settlement balances	1,477	1,699
Short positions	2,552	4,591
Derivatives	3,289	6,497
Provisions for liabilities and charges	3,354	7,077
Accruals and other liabilities	3,629	3,785
Retirement benefit liabilities	59	293
Deferred tax	443	701
Subordinated liabilities	(3,523)	2,789
Liabilities of disposal groups	10	15
Total liabilities	243,382	360,539
Non-controlling interests	131	483
Owners' equity	25,382	26,432
Total equity	25,513	26,915
Total liabilities and equity	£ 268,895	£ 387,454